Retained Interest in Purchased Accounts Receivable - Retained interest in purchased accounts receivable excluding allowance for uncollectible invoices (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retained interest in purchased accounts receivable	$ 4,969,338	$ 7,099,912
Staffing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retained interest in purchased accounts receivable	192,806	185,557
Transportation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retained interest in purchased accounts receivable	1,592,900	1,773,290
Service
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retained interest in purchased accounts receivable	3,063,021	4,528,668
Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retained interest in purchased accounts receivable	$ 120,611	$ 612,397